Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Interest earning assets and interest income
Average balance	$ 812,950	$ 830,465	$ 812,971
Interest	$ 11,434	$ 12,363	$ 14,684
Average rate %	2.80%	3.00%	3.60%
Non-interest earning assets
Average balance	$ 88,481	$ 97,331	$ 99,393
Total assets
Average balance	901,431	927,796	912,364
Collateral paid
Interest earning assets and interest income
Average balance	14,708	18,338	13,126
Interest	$ 10	$ 6	$ 69
Average rate %	0.10%	0.10%	1.10%
Trading securities and financial assets measured at FVIS
Interest earning assets and interest income
Average balance	$ 27,172	$ 32,021	$ 27,237
Interest	$ 91	$ 125	$ 234
Average rate %	0.70%	0.80%	1.70%
Investment securities
Interest earning assets and interest income
Average balance	$ 87,628	$ 84,010	$ 72,352
Interest	$ 626	$ 640	$ 881
Average rate %	1.40%	1.50%	2.40%
Loans and other receivables
Interest earning assets and interest income
Average balance	$ 680,286	$ 696,096	$ 700,256
Interest	$ 10,642	$ 11,592	$ 13,500
Average rate %	3.10%	3.30%	3.90%
Loans and other receivables | Australia
Interest earning assets and interest income
Average balance	$ 576,394	$ 583,758	$ 587,528
Interest	$ 9,163	$ 9,914	$ 11,401
Average rate %	3.20%	3.40%	3.90%
Loans and other receivables | New Zealand
Interest earning assets and interest income
Average balance	$ 89,570	$ 86,527	$ 83,841
Interest	$ 1,411	$ 1,499	$ 1,738
Average rate %	3.20%	3.50%	4.10%
Loans and other receivables | Other overseas
Interest earning assets and interest income
Average balance	$ 14,322	$ 25,811	$ 28,887
Interest	$ 68	$ 179	$ 361
Average rate %	1.00%	1.40%	2.50%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 21,879	$ 32,051	$ 30,617
Life insurance assets
Non-interest earning assets
Average balance	3,575	2,397	6,831
Assets held for sale
Interest earning assets and interest income
Average balance	3,156
Interest	$ 65
Average rate %	4.10%
Non-interest earning assets
Average balance	$ 1,267
All other assets
Non-interest earning assets
Average balance	$ 61,760	$ 62,883	$ 61,945